ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Credit Loss [Abstract]
Accounts receivable	$ 109,951	$ 144,509
Total	$ 109,951	$ 144,509